INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS (Tables)	6 Months Ended
Jun. 30, 2024
Real Estate [Abstract]
Schedule of Carrying Amount of Investment Real Estate, Net
The carrying amounts of investment real estate, net of accumulated depreciation, and real estate partnerships by property-type are as follows:

AS OF JUN. 30, 2024 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Investment real estate, net of accumulated depreciation		Real estate partnerships
	Amount	Percentage	Amount	Percentage
Hotel	$137	6%	$394	9%
Industrial	28	1%	446	10%
Land	129	6%	49	1%
Office	349	16%	2,016	44%
Retail	230	11%	689	15%
Apartments	—	—%	520	12%
Student housing	—	—%	94	2%
Single family residential[1]	1,279	59%	—	—%
Other	11	1%	294	7%
Total	$2,163	100%	$4,502	100%
1.Balance is fair valued as a result of consolidation of investment company VIE in accordance with ASC 946.

AS OF DEC. 31, 2023 US$ MILLIONS, EXCEPT FOR PERCENTAGES	Investment real estate, net of accumulated depreciation		Real estate partnerships
	Amount	Percentage	Amount	Percentage
Hotel	$14	2%	$462	15%
Industrial	65	8%	369	12%
Land	37	4%	15	1%
Office	464	53%	1,402	45%
Retail	218	25%	17	1%
Apartments	60	7%	425	13%
Student housing	—	—%	85	2%
Other	3	1%	335	11%
Total	$861	100%	$3,110	100%